Unaudited Condensed Statements of Operations - USD ($)			3 Months Ended	9 Months Ended
		Jan. 20, 2021	Sep. 30, 2021	Sep. 30, 2021
General and administrative expenses		$ 9,153	$ 750,307	$ 1,273,196
Loss from operations			(750,307)	(1,273,196)
Other income (expense)
Change in fair value of derivative warrant liabilities			8,958,980	(1,995,420)
Financing costs – warrant liabilities				(462,620)
Net gain on investments held in Trust Account			3,981	8,438
Total other income (expense)			8,962,961	(2,449,602)
Net loss		$ (9,153)	$ 8,212,654	$ (3,722,798)
Weighted average shares outstanding, basic and diluted (in Shares)	[1]	6,250,000
Basic and diluted net Income (loss) per ordinary share (in Dollars per share)		$ 0	$ 0.21	$ (0.12)
Class A Common Stock
Other income (expense)
Weighted average shares outstanding, basic and diluted (in Shares)			31,116,305	23,275,976
Basic and diluted net Income (loss) per ordinary share (in Dollars per share)			$ 0.21	$ (0.12)
Class B Common Stock
Other income (expense)
Weighted average shares outstanding, basic and diluted (in Shares)			7,779,076	7,551,277
Basic and diluted net Income (loss) per ordinary share (in Dollars per share)			$ 0.21	$ (0.12)

[1]	This number excludes an aggregate of up to 937,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).